Cover	Feb. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2022
Entity File Number	000-56318
Entity Registrant Name	American Metals Recovery and Recycling, Inc.
Entity Central Index Key	0001488638
Entity Tax Identification Number	27-2262006
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4301 West Bank Dr.
Entity Address, Address Line Two	Suite 110B
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	866
Local Phone Number	365 0620
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable